Loans	12 Months Ended
Dec. 31, 2020
Receivables
Loans	Note 7 – Loans

For a summary of the accounting policies related to loans, interest recognition and allowance for credit losses refer to Note 2 - Summary of Significant Accounting Policies of this Form 10-K.

During the year ended December 31, 2020, the Corporation recorded purchases (including repurchases) of mortgage loans amounting to $1.3 billion including $160 million in PCD loans, consumer loans of $56 million and commercial loans of $26 million; compared to purchases (including repurchases) of mortgage loans of $423 million and consumer loans of $359 million including the acquisition of a credit card portfolio with an unpaid principal balance of $74 million, and commercial loans of $141 million, during the year ended December 31, 2019. During 2020, these mortgage loan repurchases included a bulk repurchase transaction of $688 million in GNMA loans, of which $684 million were included in the 90 days past due category. This included $324 million which were part of the Corporation’s ending portfolio balance at June 30, 2020, since due to the delinquency status of the loans the Corporation had the right but not the obligation to repurchase the assets and was required to recognize (rebook) these loans in accordance with U.S. GAAP. The bulk loan repurchases also included $120 million in loans from the FNMA and FHMLC servicing portfolio, subject to credit recourse which were considered PCD loans.

The Corporation performed whole-loan sales involving approximately $150 million of residential mortgage loans and $32 million of commercial loans during the year ended December 31, 2020 (December 31, 2019 - $64 million of residential mortgage and $114 million of commercial and construction loans). Also, during the year ended December 31, 2020, the Corporation securitized approximately $332 million of mortgage loans into Government National Mortgage Association (“GNMA”) mortgage-backed securities and $ 176 million of mortgage loans into Federal National Mortgage Association (“FNMA”) mortgage-backed securities, compared to $347 million and $ 111 million, respectively, during the year ended December 31, 2019.

Delinquency status

The following table presents the amortized cost basis of loans held-in-portfolio (“HIP”), net of unearned income, by past due status, and by loan class including those that are in non-performing status or that are accruing interest but are past due 90 days or more at December 31, 2020 and December 31, 2019.

December 31, 2020
Puerto Rico

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more[1]	past due	Current	Loans HIP	loans	loans
Commercial multi-family	$796	$-	$505	$1,301	$150,979	$152,280	$505	$-
Commercial real estate:
Non-owner occupied	2,189	3,503	77,137	82,829	1,924,504	2,007,333	77,137	-
Owner occupied	8,270	1,218	92,001	101,489	1,497,406	1,598,895	92,001	-
Commercial and industrial	10,223	775	35,012	46,010	4,183,098	4,229,108	34,449	563
Construction	-	-	21,497	21,497	135,609	157,106	21,497	-
Mortgage	195,602	87,726	1,428,824	1,712,152	5,057,991	6,770,143	414,343	1,014,481	[2]
Leasing	9,141	1,427	3,441	14,009	1,183,652	1,197,661	3,441	-
Consumer:
Credit cards	6,550	4,619	12,798	23,967	895,968	919,935	-	12,798
Home equity lines of credit	184	-	48	232	3,947	4,179	-	48
Personal	11,255	8,097	26,387	45,739	1,232,008	1,277,747	26,387	-
Auto	53,186	12,696	15,736	81,618	3,050,610	3,132,228	15,736	-
Other	304	483	15,052	15,839	110,826	126,665	14,881	171
Total	$297,700	$120,544	$1,728,438	$2,146,682	$19,426,598	$21,573,280	$700,377	$1,028,061
[1]

Loans included as 90 days or more past due include loans that that are not delinquent in their payment terms but that are reported as non-performing due to other credit quality considerations. As part of the adoption of CECL, at January 1, 2020, the Corporation reclassified to this category $134 million of acquired loans with credit deterioration that were previously accounted for under ASC 310-30 and were excluded from non-performing status. In addition, as part of the CECL transition, an additional $125 million of loans that were 90 days or more past due previously accounted for under ASC 310-30 and excluded from non-performing status are now included as non-performing.

[2]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These include $57 million in loans rebooked under the GNMA program at December 31, 2020, in which issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due.

December 31, 2020
Popular U.S.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans
Commercial multi-family	$5,273	$-	$1,894	$7,167	$1,736,544	$1,743,711	$1,894	$-
Commercial real estate:
Non-owner occupied	924	3,640	669	5,233	1,988,577	1,993,810	669	-
Owner occupied	191	650	334	1,175	343,205	344,380	334	-
Commercial and industrial	1,112	65	1,580	2,757	1,534,006	1,536,763	1,580	-
Construction	21,312	-	7,560	28,872	732,787	761,659	7,560	-
Mortgage	33,422	15,464	14,864	63,750	1,056,787	1,120,537	14,864	-
Legacy	5	7	1,511	1,523	13,950	15,473	1,511	-
Consumer:
Credit cards	-	-	3	3	28	31	-	3
Home equity lines of credit	236	342	7,491	8,069	86,502	94,571	7,491	-
Personal	1,486	1,342	1,474	4,302	194,936	199,238	1,474	-
Other	-	-	20	20	1,723	1,743	20	-
Total	$63,961	$21,510	$37,400	$122,871	$7,689,045	$7,811,916	$37,397	$3
December 31, 2020
Popular, Inc.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more[3]	past due	Current	Loans HIP[4] [5]	loans	loans
Commercial multi-family	$6,069	$-	$2,399	$8,468	$1,887,523	$1,895,991	$2,399	$-
Commercial real estate:
Non-owner occupied	3,113	7,143	77,806	88,062	3,913,081	4,001,143	77,806	-
Owner occupied	8,461	1,868	92,335	102,664	1,840,611	1,943,275	92,335	-
Commercial and industrial	11,335	840	36,592	48,767	5,717,104	5,765,871	36,029	563
Construction	21,312	-	29,057	50,369	868,396	918,765	29,057	-
Mortgage[1]	229,024	103,190	1,443,688	1,775,902	6,114,778	7,890,680	429,207	1,014,481	[6]
Leasing	9,141	1,427	3,441	14,009	1,183,652	1,197,661	3,441	-
Legacy[2]	5	7	1,511	1,523	13,950	15,473	1,511	-
Consumer:
Credit cards	6,550	4,619	12,801	23,970	895,996	919,966	-	12,801
Home equity lines of credit	420	342	7,539	8,301	90,449	98,750	7,491	48
Personal	12,741	9,439	27,861	50,041	1,426,944	1,476,985	27,861	-
Auto	53,186	12,696	15,736	81,618	3,050,610	3,132,228	15,736	-
Other	304	483	15,072	15,859	112,549	128,408	14,901	171
Total	$361,661	$142,054	$1,765,838	$2,269,553	$27,115,643	$29,385,196	$737,774	$1,028,064
[1]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured.

[2]

The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the Popular U.S. segment.

[3]

Loans included as 90 days or more past due include loans that that are not delinquent in their payment terms but that are reported as non-performing due to other credit quality considerations. As part of the adoption of CECL, at January 1, 2020, the Corporation reclassified to this category $134 million of acquired loans with credit deterioration that were previously accounted for under ASC 310-30 and were excluded from non-performing status. In addition, as part of the CECL transition, an additional $144 million of loans that were 90 days or more past due previously accounted for under ASC 310-30 and excluded from non-performing status are now included as non-performing.

[4]	Loans held-in-portfolio are net of $ 203 million in unearned income and exclude $ 99 million in loans held-for-sale.
[5]

Includes $6.5 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.1 billion were pledged at the Federal Home Loan Bank ("FHLB") as collateral for borrowings and $2.4 billion at the Federal Reserve Bank ("FRB") for discount window borrowings.

[6]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These include loans rebooked, which were previously pooled into GNMA securities amounting to $57 million. Under the GNMA program, issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due. For accounting purposes, these loans subject to the repurchase option are required to be reflected (rebooked)on the financial statements of BPPR with an offsetting liability. Loans in our serviced GNMA portfolio benefit from payment forbearance programs but continue to reflect the contractual delinquency until the borrower repays deferred payments or completes a payment deferral modification or other borrower assistance alternative.

December 31, 2019
Puerto Rico

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans[1]
Commercial multi-family	$2,941	$129	$1,512	$4,582	$143,267	$147,849	$1,473	$-
Commercial real estate:
Non-owner occupied	10,439	5,244	43,664	59,347	2,048,871	2,108,218	39,968	-
Owner occupied	5,704	3,978	84,537	94,219	1,492,110	1,586,329	69,276	-
Commercial and industrial	8,780	1,646	37,156	47,582	3,371,152	3,418,734	36,538	544
Construction	1,555	-	119	1,674	135,796	137,470	119	-
Mortgage	285,006	146,197	837,651	1,268,854	4,897,894	6,166,748	283,708	439,662
Leasing	12,014	3,053	3,657	18,724	1,040,783	1,059,507	3,657	-
Consumer:
Credit cards	11,358	7,928	19,461	38,747	1,085,053	1,123,800	-	19,461
Home equity lines of credit	-	85	-	85	4,953	5,038	-	-
Personal	13,481	9,352	20,296	43,129	1,325,021	1,368,150	19,529	61
Auto	81,169	23,182	31,148	135,499	2,782,023	2,917,522	31,148	-
Other	358	1,418	14,189	15,965	124,902	140,867	13,784	405
Total	$432,805	$202,212	$1,093,390	$1,728,407	$18,451,825	$20,180,232	$499,200	$460,133
[1]

Loans HIP of $134 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans would accrete interest income over the remaining life of the loans using estimated cash flow analysis.

December 31, 2019
Popular U.S.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP	loans	loans[1]
Commercial multi-family	$9	$-	$2,097	$2,106	$1,645,204	$1,647,310	$2,097	$-
Commercial real estate:
Non-owner occupied	1,047	-	281	1,328	1,868,968	1,870,296	281	-
Owner occupied	1,750	-	251	2,001	337,134	339,135	251	-
Commercial and industrial	454	128	19,945	20,527	1,174,353	1,194,880	876	-
Construction	-	-	26	26	693,596	693,622	26	-
Mortgage	15,474	4,024	11,091	30,589	986,195	1,016,784	11,091	-
Legacy	49	8	1,999	2,056	20,049	22,105	1,999	-
Consumer:
Credit cards	-	-	-	-	36	36	-	-
Home equity lines of credit	404	267	9,954	10,625	106,718	117,343	9,954	-
Personal	2,286	1,582	2,066	5,934	318,506	324,440	2,066	-
Other	3	-	-	3	687	690	-	-
Total	$21,476	$6,009	$47,710	$75,195	$7,151,446	$7,226,641	$28,641	$-
[1]

Loans HIP of $ 19 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans would accrete interest income over the remaining life of the loans using estimated cash flow analysis.

December 31, 2019
Popular, Inc.

	Past due						Past due 90 days or more
	30-59	60-89	90 days	Total			Non-accrual	Accruing
(In thousands)	days	days	or more	past due	Current	Loans HIP[3] [4]	loans	loans[5]
Commercial multi-family	$2,950	$129	$3,609	$6,688	$1,788,471	$1,795,159	$3,570	$-
Commercial real estate:
Non-owner occupied	11,486	5,244	43,945	60,675	3,917,839	3,978,514	40,249	-
Owner occupied	7,454	3,978	84,788	96,220	1,829,244	1,925,464	69,527	-
Commercial and industrial	9,234	1,774	57,101	68,109	4,545,505	4,613,614	37,414	544
Construction	1,555	-	145	1,700	829,392	831,092	145	-
Mortgage[1]	300,480	150,221	848,742	1,299,443	5,884,089	7,183,532	294,799	439,662
Leasing	12,014	3,053	3,657	18,724	1,040,783	1,059,507	3,657	-
Legacy[2]	49	8	1,999	2,056	20,049	22,105	1,999	-
Consumer:
Credit cards	11,358	7,928	19,461	38,747	1,085,089	1,123,836	-	19,461
Home equity lines of credit	404	352	9,954	10,710	111,671	122,381	9,954	-
Personal	15,767	10,934	22,362	49,063	1,643,527	1,692,590	21,595	61
Auto	81,169	23,182	31,148	135,499	2,782,023	2,917,522	31,148	-
Other	361	1,418	14,189	15,968	125,589	141,557	13,784	405
Total	$454,281	$208,221	$1,141,100	$1,803,602	$25,603,271	$27,406,873	$527,841	$460,133
[1]

It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured.

[2]

The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the Popular U.S. segment.

[3]	Loans held-in-portfolio are net of $ 181 million in unearned income and exclude $ 59 million in loans held-for-sale.
[4]

Includes $6.7 billion pledged to secure credit facilities and public funds that the secured parties are not permitted to sell or repledge the collateral, of which $4.6 billion were pledged at the FHLB as collateral for borrowings and $2.1 billion at the FRB for discount window borrowings.

[5]

Loans HIP of $153 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans would accrete interest income over the remaining life of the loans using estimated cash flow analysis.

Recognition of interest income on mortgage loans is generally discontinued when loans are 90 days or more in arrears on payments of principal or interest. The Corporation discontinues the recognition of interest income on residential mortgage loans insured by the Federal Housing Administration (“FHA”) or guaranteed by the U.S. Department of Veterans Affairs (“VA”) when 15 months delinquent as to principal or interest, since the principal repayment on these loans is insured.

At December 31, 2020, mortgage loans held-in-portfolio include $2.1 billion (December 31, 2019 - $1.4 billion) of loans insured by the Federal Housing Administration (“FHA”), or guaranteed by the U.S. Department of Veterans Affairs (“VA”) of which $1.0 billion (December 31, 2019 - $441 million) are 90 days or more past due. These balances include $655 million in loans modified under a TDR (December 31, 2019 - $625 million), that are presented as accruing loans. The portfolio of U.S. guaranteed loans includes $329 million of residential mortgage loans in Puerto Rico that are no longer accruing interest as of December 31, 2020 (December 31, 2019 - $213 million). The Corporation has approximately $60 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest at December 31, 2020 (December 31, 2019 - $65 million).

Loans with a delinquency status of 90 days past due as of December 31, 2020 include $57 million in loans previously pooled into GNMA securities (December 31, 2019 - $103 million). Under the GNMA program, issuers such as BPPR have the option but not the obligation to repurchase loans that are 90 days or more past due. For accounting purposes, these loans subject to the repurchase option are required to be reflected on the financial statements of BPPR with an offsetting liability. Loans in our serviced GNMA portfolio benefit from payment forbearance programs but continue to reflect the contractual delinquency until the borrower repays deferred payments or completes a payment deferral modification or other borrower assistance alternative.

The components of the net financing leases receivable at December 31, 2020 and 2019 were as follows:
(In thousands)	2020	2019
Total minimum lease payments	$957,367	$863,755
Estimated residual value of leased property (unguaranteed)	419,024	356,560
Deferred origination costs, net of fees	18,141	15,422
Less - Unearned financing income	196,788	176,121
Net minimum lease payments	1,197,744	1,059,616
Less - Allowance for credit losses	16,863	10,768
Net minimum lease payments, net of allowance for credit losses	$1,180,881	$1,048,848
At December 31, 2020, future minimum lease payments are expected to be received as follows:
(In thousands)
2021	$60,939
2022	90,701
2023	150,169
2024	212,591
2025 and thereafter	442,967
Total	$957,367
The following table presents the amortized cost basis of non-accrual loans as of December 31, 2020 by class of loans and the related interest income recognized on these loans:
December 31, 2020
	Puerto Rico			Popular U.S.			Popular, Inc.
(In thousands)	Non-accrual with no allowance	Non-accrual with allowance	Interest income recognized	Non-accrual with no allowance	Non-accrual with allowance	Interest income recognized	Non-accrual with no allowance	Non-accrual with allowance	Interest income recognized
Commercial multi-family	$-	$505	$3	$-	$1,894	$1	$-	$2,399	$4
Commercial real estate non-owner occupied	35,968	41,169	276	-	669	4	35,968	41,838	280
Commercial real estate owner occupied	14,825	77,176	697	-	334	-	14,825	77,510	697
Commercial and industrial	1,148	33,301	148	-	1,580	-	1,148	34,881	148
Construction	-	21,497	-	-	7,560	78	-	29,057	78
Mortgage	141,737	272,606	1,843	517	14,347	27	142,254	286,953	1,870
Leasing	-	3,441	24	-	-	-	-	3,441	24
Legacy	-	-	-	-	1,511	-	-	1,511	-
Consumer:
HELOCs	-	-	-	-	7,491	-	-	7,491	-
Personal	9,265	17,122	234	-	1,474	-	9,265	18,596	234
Auto	-	15,736	185	-	-	-	-	15,736	185
Other	-	14,881	133	-	20	-	-	14,901	133
Total	$202,943	$497,434	$3,543	$517	$36,880	$110	$203,460	$534,314	$3,653

Loans in non-accrual status with no allowance include $203 million in collateral dependent loans.

The Corporation has designated loans classified as collateral dependent for which it applies the practical expedient to measure the ACL based on the fair value of the collateral less cost to sell, when the repayment is expected to be provided substantially by the sale or operation of the collateral and the borrower is experiencing financial difficulty. The fair value of the collateral is based on appraisals, which may be adjusted due to their age, and the type, location, and condition of the property or area or general market conditions to reflect the expected change in value between the effective date of the appraisal and the measurement date. Appraisals are updated every one to two years depending on the type of loan and the total exposure of the borrower.

The following table present the amortized cost basis of collateral-dependent loans by class of loans and type of collateral as of December 31, 2020:

	December 31, 2020
(In thousands)	Real Estate	Auto	Equipment	Taxi Medallions	Accounts Receivables	Other	Total
Puerto Rico
Commercial multi-family	$1,301	$-	$-	$-	$-	$-	$1,301
Commercial real estate:
Non-owner occupied	299,223	-	-	-	-	-	299,223
Owner occupied	79,769	-	-	-	-	-	79,769
Commercial and industrial	7,577	-	1,438	-	10,989	12,046	32,050
Construction	21,497	-	-	-	-	-	21,497
Mortgage	181,648	-	-	-	-	-	181,648
Consumer:
Personal	7,414	-	-	-	-	-	7,414
Auto	-	4	-	-	-	-	4
Total Puerto Rico	$598,429	$4	$1,438	$-	$10,989	$12,046	$622,906
Popular U.S.
Commercial multi-family	$1,755	$-	$-	$-	$-	$-	$1,755
Commercial and industrial	-	-	-	1,545	-	-	1,545
Construction	7,560	-	-	-	-	-	7,560
Mortgage	855	-	-	-	-	-	855
Total Popular U.S.	$10,170	$-	$-	$1,545	$-	$-	$11,715
Popular, Inc.
Commercial multi-family	$3,056	$-	$-	$-	$-	$-	$3,056
Commercial real estate:
Non-owner occupied	299,223	-	-	-	-	-	299,223
Owner occupied	79,769	-	-	-	-	-	79,769
Commercial and industrial	7,577	-	1,438	1,545	10,989	12,046	33,595
Construction	29,057	-	-	-	-	-	29,057
Mortgage	182,503	-	-	-	-	-	182,503
Consumer:
Personal	7,414	-	-	-	-	-	7,414
Auto	-	4	-	-	-	-	4
Total Popular, Inc.	$608,599	$4	$1,438	$1,545	$10,989	$12,046	$634,621

Purchased Credit Deteriorated Loans (PCD)

The Corporation has purchased loans during the year, for which there was, at acquisition, evidence of more than insignificant deterioration of credit quality since origination. The carrying amount of those loans is as follows:

(In thousands)	December 31, 2020
Purchase price of loans at acquisition	$152,667
Allowance for credit losses at acquisition	7,512
Non-credit premium at acquisition	(6,542)
Par value of acquired loans at acquisition	$153,637

Loans acquired with deteriorated credit quality accounted for under ASC 310-30

The following provides information of loans acquired with evidence of credit deterioration as of the acquisition date, accounted for under the guidance of ASC 310-30 in 2019.

The outstanding principal balance of acquired loans accounted pursuant to ASC Subtopic 310-30, amounted $1.9 billion at December 31, 2019. The carrying amount of these loans consisted of loans determined to be impaired at the time of acquisition, which are accounted for in accordance with ASC Subtopic 310-30 (“credit impaired loans”), and loans that were considered to be performing at the acquisition date, accounted for by analogy to ASC Subtopic 310-30 (“non-credit impaired loans”).

The following table provides the carrying amount of acquired loans accounted for under ASC 310-30 by portfolio at December 31, 2019.

Carrying amount
(In thousands)	December 31, 2019
Commercial real estate	$670,566
Commercial and industrial	104,756
Mortgage	856,618
Consumer	11,778
Carrying amount	1,643,718
Allowance for loan losses	(74,039)
Carrying amount, net of allowance	$1,569,679

At December 31, 2019, none of the acquired loans accounted for under ASC Subtopic 310-30 were considered non-performing loans. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Changes in the carrying amount and the accretable yield for the loans accounted pursuant to the ASC Subtopic 310-30, for the year ended December 31, 2019, were as follows:

Carrying amount of acquired loans accounted for pursuant to ASC 310-30
(In thousands)	For the year ended December 31, 2019
Beginning balance	$1,883,556
Additions	39,492
Accretion	144,976
Collections / loan sales / charge-offs	(424,306)
Ending balance[1]	$1,643,718
Allowance for loan losses	(74,039)
Ending balance, net of ALLL	$1,569,679
[1]	At December 31, 2019, includes $1.2 billion of loans considered non-credit impaired at the acquisition date.
Activity in the accretable yield of acquired loans accounted for pursuant to ASC 310-30
(In thousands)	For the year ended December 31, 2019
Beginning balance	$1,092,504
Additions	23,556
Accretion	(144,976)
Change in expected cash flows	30,258
Ending balance[1]	$1,001,342
[1]	At December 31, 2019, includes $0.7 billion for loans considered non-credit impaired at the acquisition date.